Exhibit 99.2

Data Compare (Non-Ignored)
Run Date - 3/26/2018 7:27:42 AM
Investor Loan Number	Field Label	Bid Tape Field Value	Field Value	Compare Status	Comment
1804100133	Refi Purpose	Rate/Term	Cash-out - Other	Verified	Seller agrees, provided an updated data tape.